Current and deferred income tax liability (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current And Deferred Income Tax Liability [Abstract]
Unrealized aggregate tax losses	$ 27,153	$ 26,051
Capital losses without expiry	8,578	8,578
Taxable temporary difference of investments in subsidiaries that has not been recognized	$ 16,315	$ 13,477
Applicable tax rate	26.50%	26.00%